Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating activities:
Net profit	$ 3,162	$ 3,169	$ 2,983
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	569	565	524
Interest and dividend income	(139)	(138)	(139)
Finance cost	49	56	35
Income tax expense	1,285	1,177	1,142
Exchange differences on translation of assets and liabilities, net	9	11	21
Impairment loss recognized/(reversed) under expected credit loss model	6	15	35
Stock compensation expense	95	79	64
Provision for post sale client support	(13)	9	15
Interest receivable on income tax refund	(39)	(234)
Other adjustments	99	176	65
Changes in working capital
Trade receivables and unbilled revenues	(209)	(322)	(875)
Prepayments and other assets	(157)	(151)	(404)
Trade payables	21	11	(35)
Unearned revenues	135	21	103
Other liabilities and provisions	140	(182)	407
Cash generated from operations	5,013	4,262	3,941
Income taxes paid (net)	(662)	(1,114)	(1,088)
Net cash generated by operating activities	4,351	3,148	2,853
Investing activities:
Expenditure on property, plant and equipment and intangibles	(263)	(266)	(319)
Deposits placed with corporation	(145)	(102)	(123)
Redemption of deposits placed with corporations	92	86	94
Interest and dividend received	113	110	120
Payment for acquisition of business, net of cash acquired	(377)		(113)
Payment of contingent consideration pertaining to acquisition of business		(12)
Payments to acquire Investments
Liquid mutual fund units and fixed maturity plan securities	(8,636)	(7,990)	(8,739)
Target maturity fund units			(49)
Certificates of deposit	(825)	(1,027)	(1,280)
Quoted debt securities	(383)	(184)	(228)
Commercial paper	(757)	(1,254)	(371)
Other investments	(7)	(2)	(2)
Proceeds on sale of Investments
Liquid mutual fund units and fixed maturity plan securities	8,747	7,818	8,890
Certificates of deposit	791	1,111	1,287
Quoted debt securities	373	203	318
Commercial paper	914	782	284
Equity and preference securities			12
Other investments	1	3
Escrow and other deposits pertaining to Buyback			(59)
Redemption of escrow and other deposits pertaining to Buyback			59
Other payments			(8)
Other receipts	1	16	9
Net cash used in investing activities	(361)	(708)	(218)
Financing activities:
Payment of lease liabilities	(278)	(245)	(151)
Payment of dividends	(2,416)	(1,777)	(1,697)
Payment of dividends to non-controlling interests of subsidiary		(5)	(3)
Shares issued on exercise of employee stock options	1	1	4
Payment towards purchase of non-controlling interest		(2)
Loan repayment of in-tech Holding GmbH (Refer to note 2.10)	(118)
Other payments	(64)	(88)	(59)
Other receipts			16
Buyback of equity shares including transaction costs and tax on buyback			(1,398)
Net cash used in financing activities	(2,875)	(2,116)	(3,288)
Net increase/(decrease) in cash and cash equivalents	1,115	324	(653)
Effect of exchange rate changes on cash and cash equivalents	(27)	(32)	(171)
Cash and cash equivalents at the beginning	1,773	1,481	2,305
Cash and cash equivalents at the end	2,861	1,773	1,481
Supplementary information:
Restricted cash balance	$ 50	$ 42	$ 44